Convertible notes (Schedule of Convertible Notes) (Details) - USD ($)			12 Months Ended
	Apr. 30, 2020	Apr. 18, 2018	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2020
Convertible notes
Purchased note		$ 5,779,602,000
Interest rate		2.50%		5.00%	8.00%
Debt Instrument, term		5 years
Optional Conversion Amount		3,853,068
Conversion price		$ 1.50
2018 Notes
Convertible notes
Conversion price			$ 1.38
Present value of the expected dividend			$ 500,000
Fair value of the liability component is attributable to equity component			$ 5,300,000
Debt instrument issue price			$ 1.07
Century Skyway Limited | 2019 Notes
Convertible notes
Principal amount	$ 160,000
Fair value of the liability component is attributable to equity component	3,600,000
Principal amount to be surrendered in the disposal	$ 3,760,000
Number of shares to sell	5,100